Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 590	$ 591
Restricted cash and cash equivalents	150	218
Trade and other receivables, net	670	903
Inventories, net	254	183
Other current assets	467	593
Total current assets	2,131	2,487
Systems, equipment and other assets related to contracts, net	899	937
Property, plant and equipment, net	118	119
Operating lease right-of-use assets	254	283
Goodwill	4,482	4,656
Intangible assets, net	1,375	1,413
Other non-current assets	1,174	1,429
Total non-current assets	8,302	8,836
Total assets	10,433	11,322
Current liabilities:
Accounts payable	731	1,035
Current portion of long-term debt	61	0
Short-term borrowings	0	52
DDI / Benson Matter provision	220	0
Other current liabilities	837	828
Total current liabilities	1,848	1,914
Long-term debt, less current portion	5,690	6,477
Deferred income taxes	305	368
Operating lease liabilities	239	269
Other non-current liabilities	372	323
Total non-current liabilities	6,607	7,437
Total liabilities	8,454	9,351
Commitments and contingencies
Shareholders’ equity
Common stock, par value $0.10 per share; 205,952 shares issued and 199,079 shares outstanding at December 31, 2022; 205,188 shares issued and 203,688 outstanding at December 31, 2021	21	21
Additional paid-in capital	2,199	2,329
Retained deficit	(1,164)	(1,439)
Treasury stock, at cost; 6,873 shares and 1,500 shares at December 31, 2022 and December 31, 2021, respectively	(156)	(41)
Accumulated other comprehensive income	529	412
Total IGT PLC’s shareholders’ equity	1,429	1,282
Non-controlling interests	550	689
Total shareholders’ equity	1,979	1,971
Total liabilities and shareholders’ equity	$ 10,433	$ 11,322